Insurance - Incurred Claims by Accident Year (Detail) $ in Millions	12 Months Ended
Oct. 31, 2020 CAD ($)
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net undiscounted provision for unpaid claims	$ 4,662
Effect of discounting	(195)
Provision for adverse deviation	429
Net provision for unpaid claims	4,896
2011And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	4,230
Current estimates of cumulative claims	4,466
Cumulative payments to date	(4,337)
Net undiscounted provision for unpaid claims	129
2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	1,830
Current estimates of cumulative claims	1,754
Cumulative payments to date	(1,695)
Net undiscounted provision for unpaid claims	59
2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,245
Current estimates of cumulative claims	1,982
Cumulative payments to date	(1,911)
Net undiscounted provision for unpaid claims	71
2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,465
Current estimates of cumulative claims	2,044
Cumulative payments to date	(1,914)
Net undiscounted provision for unpaid claims	130
2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,409
Current estimates of cumulative claims	2,115
Cumulative payments to date	(1,878)
Net undiscounted provision for unpaid claims	237
2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,438
Current estimates of cumulative claims	2,200
Cumulative payments to date	(1,831)
Net undiscounted provision for unpaid claims	369
2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,425
Current estimates of cumulative claims	2,201
Cumulative payments to date	(1,688)
Net undiscounted provision for unpaid claims	513
Two thousand eighteen [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,631
Current estimates of cumulative claims	2,573
Cumulative payments to date	(1,866)
Net undiscounted provision for unpaid claims	707
Two Thousand and Nineteen [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,727
Current estimates of cumulative claims	2,684
Cumulative payments to date	(1,716)
Net undiscounted provision for unpaid claims	968
2020 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,646
Current estimates of cumulative claims	2,646
Cumulative payments to date	(1,167)
Net undiscounted provision for unpaid claims	1,479
Later than 1 year [member] | 2011And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,483
Later than 1 year [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,930
Later than 1 year [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,227
Later than 1 year [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,334
Later than 1 year [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,367
Later than 1 year [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,421
Later than 1 year [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,307
Later than 1 year [member] | Two thousand eighteen [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,615
Later than 1 year [member] | Two Thousand and Nineteen [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,684
Later than Two Years [member] | 2011And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,794
Later than Two Years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,922
Later than Two Years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,191
Later than Two Years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,280
Later than Two Years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,310
Later than Two Years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,334
Later than Two Years [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,258
Later than Two Years [member] | Two thousand eighteen [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,573
Later than three years [member] | 2011And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,726
Later than three years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,885
Later than three years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,158
Later than three years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,225
Later than three years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,234
Later than three years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,264
Later than three years [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,201
Later than four year [member] | 2011And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,758
Later than four year [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,860
Later than four year [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,097
Later than four year [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,147
Later than four year [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,162
Later than four year [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,200
Over 5 years [member] | 2011And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,663
Over 5 years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,818
Over 5 years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,047
Over 5 years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,084
Over 5 years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,115
Later Than Six Years [member] | 2011And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,577
Later Than Six Years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,793
Later Than Six Years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,004
Later Than Six Years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,044
Later Than Seven Years [member] | 2011And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,556
Later Than Seven Years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,761
Later Than Seven Years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,982
Later Than Eight Years [member] | 2011And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,493
Later Than Eight Years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,754
Later Than Nine Years [member] | 2011And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	$ 4,466